Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Accumulated deficit	Foreign currency translation reserve	Total
Equity at beginning of period at Jun. 30, 2019	€ 72	€ 148,960	€ (34,584)	€ (3,128)	€ 111,320
Net income (loss)			6,350		6,350
Other comprehensive income				4,730	4,730
Comprehensive income (loss)			6,350	4,730	11,080
Distribution		(191,207)			(191,207)
Contribution		96,938			96,938
Legal Reorganization	(71)	36,252			36,180
Share-based compensation		65			65
Equity at end of period at Jun. 30, 2020	1	91,008	(28,234)	1,602	64,377
Net income (loss)			(32,604)		(32,604)
Comprehensive income (loss)			(32,604)		(32,604)
Capital increase - initial public offering		283,224			283,224
IPO related transaction costs		(4,550)			(4,550)
Share-based compensation		75,270			75,270
Equity at end of period at Jun. 30, 2021	1	444,951	(60,837)	1,602	385,718
Net income (loss)			(7,898)		(7,898)
Other comprehensive income				(74)	(74)
Comprehensive income (loss)			(7,898)	(74)	(7,972)
IPO related transaction costs		1,249			1,249
Share options exercised		369			369
Share-based compensation		52,303			52,303
Equity at end of period at Jun. 30, 2022	€ 1	€ 498,872	€ (68,734)	€ 1,528	€ 431,667